Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2016
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
(4) Loans and Allowance for Loan Losses

The following tables present the recorded investment in loans by loan class:

	December 31, 2016
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$151,366	12,243	163,609
Other	27,539	46	27,585
Real estate mortgage - 1 to 4 family:
First mortgages	2,158,904	665,183	2,824,087
Home equity loans	60,892	10,754	71,646
Home equity lines of credit	286,586	48,255	334,841
Installment	7,048	1,770	8,818
Total loans, net	$2,692,335	738,251	3,430,586
Less: Allowance for loan losses			43,890
Net loans			$3,386,696

	December 31, 2015
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$160,965	14,908	175,873
Other	27,449	93	27,542
Real estate mortgage - 1 to 4 family:
First mortgages	2,093,957	566,715	2,660,672
Home equity loans	52,251	8,250	60,501
Home equity lines of credit	308,165	51,160	359,325
Installment	8,000	1,391	9,391
Total loans, net	$2,650,787	642,517	3,293,304
Less: Allowance for loan losses			44,762
Net loans			$3,248,542

* Includes New York, New Jersey, Vermont, and Massachusetts.

At December 31, 2016 and 2015, the Company had approximately $24.8 million and $26.6 million of real estate construction loans, respectively. Of the $24.8 million in real estate construction loans at December 31, 2016, approximately $16.3 million were secured by first mortgages to residential borrowers with the remaining $8.5 million were to commercial borrowers for residential construction projects.  Of the $26.6 million in real estate construction loans at December 31, 2015, approximately $16.0 million are secured by first mortgages to residential borrowers while approximately $10.6 million were to commercial borrowers for residential construction projects.  The vast majority of construction loans are in the Company’s New York market.

At December 31, 2016 and 2015, loans to executive officers, directors, and to associates of such persons aggregated $7.7 million and $7.6 million, respectively. During 2016, approximately $2.1 million of new loans were made and repayments of loans totaled approximately $1.4 million.  The composition of related parties changed during the year resulting in a reduction of approximately $567 thousand to outstanding loans to related parties at December 31, 2016.   All loans are current according to their terms.

TrustCo lends in the geographic territory of its branch locations in New York, Florida, Massachusetts, New Jersey and Vermont. Although the loan portfolio is diversified, a portion of its debtors’ ability to repay depends significantly on the economic conditions prevailing in the respective geographic territory.

The following tables present the recorded investment in non-accrual loans by loan class:

	December 31, 2016
(dollars in thousands)	New York and
	other states	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$1,843	-	1,843
Other	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	17,727	1,659	19,386
Home equity loans	95	-	95
Home equity lines of credit	3,376	270	3,646
Installment	48	-	48
Total non-accrual loans	23,089	1,929	25,018
Restructured real estate mortgages - 1 to 4 family	42	-	42
Total nonperforming loans	$23,131	1,929	25,060

	December 31, 2015
(dollars in thousands)	New York and
	other states	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$3,024	-	3,024
Other	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	19,488	1,488	20,976
Home equity loans	212	-	212
Home equity lines of credit	3,573	329	3,902
Installment	90	8	98
Total non-accrual loans	26,387	1,825	28,212
Restructured real estate mortgages - 1 to 4 family	48	-	48
Total nonperforming loans	$26,435	1,825	28,260

The Company transfers loans to other real estate owned, at fair value less cost to sell, in the period the Company obtains physical possession of the property (through legal title or through a deed in lieu).  As of December 31, 2016 and December 31, 2015, other real estate owned included $3.5 million and $5.4 million, respectively, of residential foreclosed properties. In addition, non-accrual residential mortgage loans that are in the process of foreclosure had a recorded investment of $12.5 million and $13.2 million as of December 31, 2016 and December 31, 2015, respectively.

The following tables present the aging of the recorded investment in past due loans by loan class and by region as of December 31, 2016 and 2015:

New York and other states:
	December 31, 2016
(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans

Commercial:
Commercial real estate	$50	43	1,706	1,799	149,567	151,366
Other	-	-	-	-	27,539	27,539
Real estate mortgage - 1 to 4 family:
First mortgages	6,379	2,924	9,643	18,946	2,139,958	2,158,904
Home equity loans	50	3	74	127	60,765	60,892
Home equity lines of credit	685	111	1,839	2,635	283,951	286,586
Installment	34	32	15	81	6,967	7,048

Total	$7,198	3,113	13,277	23,588	2,668,747	2,692,335

Florida:
(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans

Commercial:
Commercial real estate	$-	-	-	-	12,243	12,243
Other	-	-	-	-	46	46
Real estate mortgage - 1 to 4 family:
First mortgages	1,942	69	1,255	3,266	661,917	665,183
Home equity loans	19	-	-	19	10,735	10,754
Home equity lines of credit	-	-	156	156	48,099	48,255
Installment	30	6	-	36	1,734	1,770

Total	$1,991	75	1,411	3,477	734,774	738,251

Total:
(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans

Commercial:
Commercial real estate	$50	43	1,706	1,799	161,810	163,609
Other	-	-	-	-	27,585	27,585
Real estate mortgage - 1 to 4 family:
First mortgages	8,321	2,993	10,898	22,212	2,801,875	2,824,087
Home equity loans	69	3	74	146	71,500	71,646
Home equity lines of credit	685	111	1,995	2,791	332,050	334,841
Installment	64	38	15	117	8,701	8,818

Total	$9,189	3,188	14,688	27,065	3,403,521	3,430,586

New York and other states:
	December 31, 2015
(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans

Commercial:
Commercial real estate	$-	-	2,340	2,340	158,625	160,965
Other	-	-	-	-	27,449	27,449
Real estate mortgage - 1 to 4 family:
First mortgages	4,321	2,037	12,529	18,887	2,075,070	2,093,957
Home equity loans	43	-	149	192	52,059	52,251
Home equity lines of credit	572	204	1,418	2,194	305,971	308,165
Installment	34	19	88	141	7,859	8,000

Total	$4,970	2,260	16,524	23,754	2,627,033	2,650,787

Florida:

(dollars in thousands)

	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans

Commercial:
Commercial real estate	$10	-	-	10	14,898	14,908
Other	-	-	-	-	93	93
Real estate mortgage - 1 to 4 family:
First mortgages	665	271	851	1,787	564,928	566,715
Home equity loans	-	-	-	-	8,250	8,250
Home equity lines of credit	159	-	240	399	50,761	51,160
Installment	1	21	-	22	1,369	1,391

Total	$835	292	1,091	2,218	640,299	642,517

Total:
(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans

Commercial:
Commercial real estate	$10	-	2,340	2,350	173,523	175,873
Other	-	-	-	-	27,542	27,542
Real estate mortgage - 1 to 4 family:
First mortgages	4,986	2,308	13,380	20,674	2,639,998	2,660,672
Home equity loans	43	-	149	192	60,309	60,501
Home equity lines of credit	731	204	1,658	2,593	356,732	359,325
Installment	35	40	88	163	9,228	9,391

Total	$5,805	2,552	17,615	25,972	3,267,332	3,293,304

At December 31, 2016 and 2015, there were no loans that are 90 days past due and still accruing interest. As a result, non-accrual loans includes all loans 90 days past due and greater as well as certain loans less than 90 days past due that were placed in non-accruing status for reasons other than delinquent status. There are no commitments to extend further credit on nonaccrual or restructured loans.

Activity in the allowance for loan losses by portfolio segment is summarized as follows:

(dollars in thousands)	For the year ended December 31, 2016
	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total
Balance at beginning of period	$4,491	39,753	518	44,762
Loans charged off:
New York and other states*	795	3,447	303	4,545
Florida	-	126	39	165
Total loan chargeoffs	795	3,573	342	4,710

Recoveries of loans previously charged off:
New York and other states*	207	613	64	884
Florida	-	4	-	4
Total recoveries	207	617	64	888
Net loans charged off	588	2,956	278	3,822
Provision for loan losses	1,026	1,434	490	2,950
Balance at end of period	$4,929	38,231	730	43,890

(dollars in thousands)	For the year ended December 31, 2015
	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total
Balance at beginning of period	$4,071	42,088	168	46,327
Loans charged off:
New York and other states*	779	4,631	168	5,578
Florida	-	320	17	337
Total loan chargeoffs	779	4,951	185	5,915

Recoveries of loans previously charged off:
New York and other states*	20	572	46	638
Florida	7	5	-	12
Total recoveries	27	577	46	650
Net loans charged off	752	4,374	139	5,265
Provision for loan losses	1,172	2,039	489	3,700
Balance at end of period	$4,491	39,753	518	44,762

(dollars in thousands)	For the year ended December 31, 2014
	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total
Balance at beginning of period	$4,019	43,597	98	47,714
Loans charged off:
New York and other states*	397	5,485	201	6,083
Florida	613	835	13	1,461
Total loan chargeoffs	1,010	6,320	214	7,544

Recoveries of loans previously charged off:
New York and other states*	34	442	28	504
Florida	480	69	4	553
Total recoveries	514	511	32	1,057
Net loans charged off	496	5,809	182	6,487
Provision for loan losses	548	4,300	252	5,100
Balance at end of period	$4,071	42,088	168	46,327

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2016 and 2015:

	December 31, 2016
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,929	38,231	730	43,890

Total ending allowance balance	$4,929	38,231	730	43,890

Loans:
Individually evaluated for impairment	$2,418	21,607	-	24,025
Collectively evaluated for impairment	188,776	3,208,967	8,818	3,406,561

Total ending loans balance	$191,194	3,230,574	8,818	3,430,586

	December 31, 2015
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,491	39,753	518	44,762

Total ending allowance balance	$4,491	39,753	518	44,762

Loans:
Individually evaluated for impairment	$3,306	22,575	-	25,881
Collectively evaluated for impairment	200,109	3,057,923	9,391	3,267,423

Total ending loans balance	$203,415	3,080,498	9,391	3,293,304

The Company has identified nonaccrual commercial and commercial real estate loans, as well as all loans restructured under a troubled debt restructuring (TDR), as impaired loans. A loan is considered impaired when it is probable that the borrower will be unable to repay the loan according to the original contractual terms of the loan agreement or the loan is restructured in a TDR.

A loan for which the terms have been modified, and for which the borrower is experiencing financial difficulties, is considered a TDR and is classified as impaired. TDRs at December 31, 2016 and 2015 are measured at the present value of estimated future cash flows using the loan’s effective rate at inception or the fair value of the underlying collateral if the loan is considered collateral dependent.

The following tables present impaired loans by loan class as of December 31, 2016 and 2015:

New York and other states:
	December 31, 2016
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$2,418	3,470	-	2,214
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	16,675	17,439	-	15,665
Home equity loans	269	305	-	251
Home equity lines of credit	1,999	2,160	-	1,806

Total	$21,361	23,374	-	19,936

Florida:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$-	-	-	-
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	2,009	2,100	-	1,800
Home equity loans	94	94	-	81
Home equity lines of credit	561	633	-	591

Total	$2,664	2,827	-	2,472

Total:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$2,418	3,470	-	2,214
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	18,684	19,539	-	17,465
Home equity loans	363	399	-	332
Home equity lines of credit	2,560	2,793	-	2,397

Total	$24,025	26,201	-	22,408

New York and other states:
	December 31, 2015
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$3,306	3,996	-	3,608
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	17,460	18,602	-	18,127
Home equity loans	359	417	-	382
Home equity lines of credit	2,306	2,569	-	2,238

Total	$23,431	25,584	-	24,355

Florida:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$-	-	-	-
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	1,760	1,852	-	1,489
Home equity loans	53	53	-	54
Home equity lines of credit	637	720	-	654

Total	$2,450	2,625	-	2,197

Total:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$3,306	3,996	-	3,608
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	19,220	20,454	-	19,616
Home equity loans	412	470	-	436
Home equity lines of credit	2,943	3,289	-	2,892

Total	$25,881	28,209	-	26,552

The Company has not committed to lend additional amounts to customers with outstanding loans that are classified as impaired. Interest income recognized on impaired loans was not material in 2016, 2015, and 2014.

Included in impaired loans as of December 31, 2016 and 2015 are approximately $11.5 million and $10.9 million, respectively, of loans in accruing status that were identified as TDRs.

Management evaluates impairment on impaired loans on a quarterly basis. If, during this evaluation, impairment of the loan is identified, a charge-off is taken at that time if necessary. As a result, as of December 31, 2016 and 2015, based upon management’s evaluation and due to the sufficiency of charge-offs taken, none of the allowance for loan losses has been allocated to a specific impaired loan(s).

The following table presents modified loans by class that were determined to be TDRs that occurred during the years ended December 31, 2016, 2015 and 2014:

	Year ended 12/31/2016			Year ended 12/31/2015			Year ended 12/31/2014
New York and other states*:		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
(dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment	Outstanding Recorded Investment

Commercial:
Commercial real estate	2	$401	401	-	$-	-	1	$294	294
Real estate mortgage - 1 to 4 family:
First mortgages	30	2,871	2,871	35	4,797	4,797	41	5,585	5,585
Home equity loans	1	44	44	1	137	137	4	77	77
Home equity lines of credit	10	402	402	7	506	506	3	194	194

Total	43	$3,718	3,718	43	$5,440	5,440	49	$6,150	6,150

Florida:		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
(dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment	Outstanding Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	4	504	504	6	780	780	7	676	676
Home equity loans	1	45	45	-	-	-	1	56	56
Home equity lines of credit	1	6	6	4	107	107	3	368	368

Total	6	$555	555	10	$887	887	11	$1,100	1,100

The addition of these TDRs did not have a significant impact on the allowance for loan losses.

The following table presents loans by class modified as TDRs that occurred during the years ended December 31, 2016, 2015 and 2014 for which there was a payment default within 12 months of modification:

	Year ended 12/31/2016		Year ended 12/31/2015		Year ended 12/31/2014
New York and other states*: (dollars in thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	3	291	2	148	7	355
Home equity lines of credit	1	141	2	24	1	35

Total	4	$432	4	$172	8	$390

Florida:
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
(dollars in thousands)

Real estate mortgage - 1 to 4 family:
First mortgages	-	$-	-	$-	1	$60
Home equity lines of credit	-	-	-	-	1	279

Total	-	$-	-	$-	2	$339

In situations where the Bank considers a loan modification, management determines whether the borrower is experiencing financial difficulty by performing an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s underwriting policy. Generally, the modification of the terms of loans was the result of the borrower filing for bankruptcy protection. Chapter 13 bankruptcies generally include the deferral of all past due amounts for a period of generally 60 months in accordance with the bankruptcy court order. In the case of Chapter 7 bankruptcies, even though there is no modification of terms, the borrowers’ debt to the Company was discharged and they may not reaffirm the debt.

A loan is considered to be in payment default once it is 90 days contractually past due under the modified terms. In situations involving a borrower filing for Chapter 13 bankruptcy protection, however, a loan is considered to be in payment default once it is 30 days contractually past due, consistent with the treatment by the bankruptcy court.

The TDRs that subsequently defaulted described above did not have a material impact on the allowance for loan losses as the underlying collateral was evaluated at the time these loans were identified as TDRs, and a charge-off was taken at that time, if necessary. Collateral values on these loans are reviewed for collateral sufficiency on a quarterly basis.

The Company categorizes non-homogenous loans such as commercial and commercial real estate loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. On at least an annual basis, in accordance with the Company’s Loan Policy, the Company analyzes non-homogeneous loans, individually by grading the loans based on credit risk. The loan grades assigned to all loan types are tested by the Company’s loan review department in accordance with the Company’s loan review policy.

The Company uses the following definitions for classified loans:

Special Mention: Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans classified as doubtful have all the weaknesses inherent in those loans classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. All doubtful loans are considered impaired.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass rated loans.

As of December 31, 2016 and 2015, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	December 31, 2016
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$136,676	14,690	151,366
Other	25,442	2,097	27,539

	$162,118	16,787	178,905

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$12,243	-	12,243
Other	46	-	46

	$12,289	-	12,289

Total:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$148,919	14,690	163,609
Other	25,488	2,097	27,585

	$174,407	16,787	191,194

	December 31, 2015
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$145,335	15,630	160,965
Other	26,715	734	27,449

	$172,050	16,364	188,414

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$14,908	-	14,908
Other	93	-	93

	$15,001	-	15,001

Total:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$160,243	15,630	175,873
Other	26,808	734	27,542

	$187,051	16,364	203,415

Included in classified loans in the above tables are impaired loans of $1.8 million and $3.0 million at December 31, 2016 and 2015, respectively.

For homogeneous loan pools, such as residential mortgages, home equity lines of credit, and installment loans, the Company uses payment status to identify the credit risk in these loan portfolios. Payment status is reviewed on a daily basis by the Bank’s collection area and on a monthly basis with respect to determining the adequacy of the allowance for loan losses. The payment status of these homogeneous pools at December 31, 2016 and 2015 is included in the aging of the recorded investment of past due loans table. In addition, the total nonperforming portion of these homogeneous loan pools at December 31, 2016 and 2015 is presented in the recorded investment in non-accrual loans table.